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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust
 _____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street
Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen Equity Index Fund, for the six months ended January 31, 2007. This one series has a July 31 fiscal year end.

Date of reporting period: January 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Equity Index Fund

Evergreen

EQUITY INDEX FUND

Semiannual Report
as of January 31, 2007

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
29	STATEMENT OF ASSETS AND LIABILITIES
30	STATEMENT OF OPERATIONS
31	STATEMENTS OF CHANGES IN NET ASSETS
32	NOTES TO FINANCIAL STATEMENTS
39	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Equity Index Fund covering the six-month period ended January 31, 2007.

The domestic equity market delivered robust returns in the final months of 2006 and in January of 2007. Against a backdrop of stable short-term interest rates and reduced fears of inflation, equity investors remained encouraged by steadily rising corporate profits. The positive environment came in the face of some evidence of slowing growth. Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1%.

The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while the growth in inventories, consumption, business investment and trade fell short of early optimistic forecasts.

However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the six months, domestic small, mid and large cap stocks all rallied and growth stocks began to show a bit of a performance edge over value stocks. In this environment, the management teams of Evergreen’s domestic equity funds tended to focus on higher-quality companies with strong balance sheets, relatively consistent cash flows and steady profitability. For example, the manager of Evergreen Equity Income Fund emphasized companies which she believed had the ability to maintain

LETTER TO SHAREHOLDERS continued

and increase their dividend flows to shareholders. The portfolio manager in charge of Evergreen Fundamental Large Cap Fund continued to concentrate on larger corporations with stable earnings growth records, while the manager of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and minimal debt. The team supervising Evergreen Small Cap Value Fund sought investments in smaller companies with what managers believed were superior returns on equity, strong balance sheets and consistent earnings, while the manager of Evergreen Special Values Fund favored smaller, high-quality companies with strong balance sheets. The portfolio manager leading Evergreen Disciplined Value Fund used a combination of proprietary quantitative tools and traditional fundamental equity analysis in reviewing opportunities among large cap value companies, while the manager of Evergreen Disciplined Small-Mid Value Fund used a similar strategy to invest in smaller companies. The manager of Evergreen Equity Index Fund used a highly disciplined process in an effort to control trading and operational costs while maintaining a portfolio that reflected the Standard and Poor’s 500 Index®. Meanwhile, Evergreen Intrinsic Value Fund, which began operations on August 1, 2006, sought out opportunities among established companies that, in the opinion of the management team, were selling at stock prices below the intrinsic values of the companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/14/1985

	Class A	Class B	Class C	Class I	Class IS
Class inception date	11/4/1998	11/3/1998	4/30/1999	2/14/1985	10/9/1996

Nasdaq symbol	ESINX	ESIOX	ESECX	EVIIX	EVISX

6-month return with sales
charge	8.07%	8.02%	12.01%	N/A	N/A

6-month return w/o sales
charge	13.46%	13.02%	13.01%	13.60%	13.44%

Average annual return*

1-year with sales charge	8.49%	8.06%	12.04%	N/A	N/A

1-year w/o sales charge	13.90%	13.06%	13.04%	14.18%	13.91%

5-year	5.18%	5.09%	5.42%	6.48%	6.21%

10-year	6.80%	6.66%	6.72%	7.55%	7.31%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I prior to 7/28/1998 is based on the performance of Class Y of the fund’s predecessor fund, Core Fund Equity Index Fund. Historical performance shown for Class IS prior to 7/28/1998 is based on the performance of Class A of the fund’s predecessor fund, Core Fund Equity Index Fund. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS, and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing the fund for a portion of other expenses. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Equity Index Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of January 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,134.63	$ 3.07
Class B	$ 1,000.00	$ 1,130.20	$ 7.09
Class C	$ 1,000.00	$ 1,130.13	$ 7.09
Class I	$ 1,000.00	$ 1,135.98	$ 1.72
Class IS	$ 1,000.00	$ 1,134.44	$ 3.01
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,022.33	$ 2.91
Class B	$ 1,000.00	$ 1,018.55	$ 6.72
Class C	$ 1,000.00	$ 1,018.55	$ 6.72
Class I	$ 1,000.00	$ 1,023.59	$ 1.63
Class IS	$ 1,000.00	$ 1,022.38	$ 2.85

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.57% for Class A, 1.32% for Class B, 1.32% for Class C, 0.32% for Class I and 0.56% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$47.72	$ 46.12	$ 41.29	$ 37.12	$ 34.22	$ 45.47

Income from investment operations
Net investment income (loss)	0.36	0.64	0.68	0.46	0.42	0.38
Net realized and unrealized gains or losses on investments	6.04	1.57	4.83	4.18	2.90	(11.25)

Total from investment operations	6.40	2.21	5.51	4.64	3.32	(10.87)

Distributions to shareholders from
Net investment income	(0.34)	(0.61)	(0.68)	(0.47)	(0.42)	(0.38)

Net asset value, end of period	$53.78	$ 47.72	$ 46.12	$ 41.29	$ 37.12	$ 34.22

Total return[1]	13.46%	4.82%	13.43%	12.51%	9.83%	(24.04%)

Ratios and supplemental data
Net assets, end of period (thousands)	$263,967	$241,553	$265,500	$245,244	$207,813	$167,152
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.57%[2]	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses excluding waivers/reimbursements
and expense reductions	0.90%[2]	0.96%	0.98%	0.99%	1.04%	0.96%
Net investment income (loss)	1.40%[2]	1.35%	1.56%	1.12%	1.25%	0.94%
Portfolio turnover rate	8%	6%	4%	3%	13%	7%

1 Excluding applicable sales charges.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$47.46	$ 45.88	$ 41.09	$ 36.95	$ 34.07	$ 45.25

Income from investment operations
Net investment income (loss)	0.17[1]	0.28[1]	0.35[1]	0.15	0.16	0.10
Net realized and unrealized gains or losses on investments	6.00	1.58	4.80	4.16	2.89	(11.20)

Total from investment operations	6.17	1.86	5.15	4.31	3.05	(11.10)

Distributions to shareholders from
Net investment income	(0.14)	(0.28)	(0.36)	(0.17)	(0.17)	(0.08)

Net asset value, end of period	$53.49	$ 47.46	$ 45.88	$ 41.09	$ 36.95	$ 34.07

Total return[2]	13.02%	4.05%	12.57%	11.67%	9.01%	(24.57%)

Ratios and supplemental data
Net assets, end of period (thousands)	$131,857	$141,090	$186,218	$201,550	$188,488	$181,411
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.32%[3]	1.32%	1.32%	1.32%	1.32%	1.32%
Expenses excluding waivers/reimbursements
and expense reductions	1.65%[3]	1.69%	1.68%	1.69%	1.77%	1.71%
Net investment income (loss)	0.66%[3]	0.60%	0.82%	0.37%	0.50%	0.19%
Portfolio turnover rate	8%	6%	4%	3%	13%	7%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$47.52	$ 45.95	$ 41.14	$ 37.00	$ 34.12	$ 45.32

Income from investment operations
Net investment income (loss)	0.17[1]	0.27	0.35[1]	0.15	0.17	0.11
Net realized and unrealized gains or losses on investments	6.01	1.58	4.82	4.16	2.88	(11.23)

Total from investment operations	6.18	1.85	5.17	4.31	3.05	(11.12)

Distributions to shareholders from
Net investment income	(0.15)	(0.28)	(0.36)	(0.17)	(0.17)	(0.08)

Net asset value, end of period	$53.55	$ 47.52	$ 45.95	$ 41.14	$ 37.00	$ 34.12

Total return[2]	13.01%	4.04%	12.61%	11.66%	9.00%	(24.57%)

Ratios and supplemental data
Net assets, end of period (thousands)	$184,289	$173,515	$198,719	$199,725	$185,702	$155,305
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.32%[3]	1.32%	1.32%	1.32%	1.32%	1.32%
Expenses excluding waivers/reimbursements
and expense reductions	1.65%[3]	1.69%	1.68%	1.69%	1.77%	1.71%
Net investment income (loss)	0.65%[3]	0.60%	0.81%	0.37%	0.50%	0.18%
Portfolio turnover rate	8%	6%	4%	3%	13%	7%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$47.76	$ 46.15	$ 41.31	$ 37.14	$ 34.23	$ 45.48

Income from investment operations
Net investment income (loss)	0.39	0.75[1]	0.82	0.59	0.51	0.45
Net realized and unrealized gains or losses on investments	6.08	1.58	4.80	4.15	2.90	(11.21)

Total from investment operations	6.47	2.33	5.62	4.74	3.41	(10.76)

Distributions to shareholders from
Net investment income	(0.40)	(0.72)	(0.78)	(0.57)	(0.50)	(0.49)

Net asset value, end of period	$53.83	$ 47.76	$ 46.15	$ 41.31	$ 37.14	$ 34.23

Total return	13.60%	5.08%	13.72%	12.78%	10.13%	(23.83%)

Ratios and supplemental data
Net assets, end of period (thousands)	$361,990	$255,492	$326,324	$393,068	$429,681	$363,264
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.32%[2]	0.32%	0.32%	0.32%	0.32%	0.32%
Expenses excluding waivers/reimbursements
and expense reductions	0.65%[2]	0.69%	0.68%	0.69%	0.77%	0.71%
Net investment income (loss)	1.62%[2]	1.60%	1.83%	1.38%	1.49%	1.19%
Portfolio turnover rate	8%	6%	4%	3%	13%	7%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS IS	(unaudited	2006	2005	2004	2003	2002

Net asset value, beginning of period	$47.73	$ 46.12	$ 41.29	$ 37.12	$ 34.22	$ 45.46

Income from investment operations
Net investment income (loss)	0.36[1]	0.64	0.69	0.46	0.42	0.38
Net realized and unrealized gains or losses on investments	6.04	1.58	4.81	4.18	2.90	(11.24)

Total from investment operations	6.40	2.22	5.50	4.64	3.32	(10.86)

Distributions to shareholders from
Net investment income	(0.34)	(0.61)	(0.67)	(0.47)	(0.42)	(0.38)

Net asset value, end of period	$53.79	$ 47.73	$ 46.12	$ 41.29	$ 37.12	$ 34.22

Total return	13.44%	4.84%	13.42%	12.51%	9.83%	(24.03%)

Ratios and supplemental data
Net assets, end of period (thousands)	$10,506	$15,035	$15,010	$15,426	$12,807	$11,559
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.56%[2]	0.57%	0.57%	0.57%	0.57%	0.57%
Expenses excluding waivers/reimbursements
and expense reductions	0.89%[2]	0.94%	0.93%	0.94%	1.02%	0.96%
Net investment income (loss)	1.40%[2]	1.34%	1.57%	1.13%	1.25%	0.95%
Portfolio turnover rate	8%	6%	4%	3%	13%	7%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.8%
CONSUMER DISCRETIONARY 10.7%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	13,070	$322,698
Johnson Controls, Inc.	14,419	1,333,181

		1,655,879

Automobiles 0.4%
Ford Motor Co. (p)	139,109	1,130,956
General Motors Corp. (p)	41,655	1,367,950
Harley-Davidson, Inc.	19,084	1,302,865

		3,801,771

Distributors 0.1%
Genuine Parts Co.	12,549	596,329

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	10,306	447,280
H&R Block, Inc.	23,736	583,906

		1,031,186

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	32,771	1,689,673
Darden Restaurants, Inc.	10,813	423,221
Harrah’s Entertainment, Inc.	13,700	1,157,376
Hilton Hotels Corp.	28,472	1,007,624
International Game Technology	24,996	1,086,326
Marriott International, Inc., Class A	24,751	1,191,513
McDonald’s Corp.	91,081	4,039,442
Starbucks Corp. *	55,681	1,945,494
Starwood Hotels & Resorts Worldwide, Inc.	15,613	977,062
Wendy’s International, Inc.	7,040	239,078
Wyndham Worldwide Corp.	14,592	455,271
Yum! Brands, Inc.	19,522	1,171,515

		15,383,595

Household Durables 0.7%
Black & Decker Corp.	5,010	437,273
Centex Corp.	8,741	469,304
D.R. Horton, Inc.	20,324	590,615
Fortune Brands, Inc.	11,149	933,394
Harman International Industries, Inc.	4,806	454,503
KB Home	5,784	313,609
Leggett & Platt, Inc.	13,182	319,532
Lennar Corp., Class A	10,153	552,120
Newell Rubbermaid, Inc.	20,415	603,059
Pulte Homes, Inc.	15,562	534,399
Snap-On, Inc.	4,299	207,255
Stanley Works	5,988	342,873
Whirlpool Corp.	5,772	527,734

		6,285,670

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.1%
Amazon.com, Inc. *	22,752	$857,068
IAC/InterActiveCorp.	16,438	631,219

		1,488,287

Leisure Equipment & Products 0.2%
Brunswick Corp.	6,761	230,618
Eastman Kodak Co.	21,158	547,146
Hasbro, Inc.	11,697	332,195
Mattel, Inc.	28,089	684,248

		1,794,207

Media 3.7%
CBS Corp., Class B	57,556	1,794,021
Clear Channel Communications, Inc.	36,366	1,320,813
Comcast Corp., Class A *	153,267	6,792,793
DIRECTV Group, Inc.	56,770	1,384,620
Dow Jones & Co., Inc.	4,792	180,706
E.W. Scripps Co., Class A	6,136	299,621
Gannett Co., Inc.	17,256	1,003,264
Interpublic Group of Cos. *	32,491	427,582
McGraw-Hill Cos.	26,085	1,749,782
Meredith Corp.	2,853	168,213
New York Times Co., Class A (p)	10,590	244,523
News Corp., Class A	172,382	4,007,881
Omnicom Group, Inc.	12,586	1,324,047
Time Warner, Inc.	294,020	6,430,217
Tribune Co.	14,040	428,782
Univision Communications, Inc., Class A *	18,578	663,420
Viacom, Inc., Class B *	51,498	2,094,424
Walt Disney Co.	152,333	5,357,552

		35,672,261

Multi-line Retail 1.2%
Big Lots, Inc. *	8,064	209,100
Dillard’s, Inc., Class A	4,483	153,946
Dollar General Corp.	22,980	389,281
Family Dollar Stores, Inc.	11,167	361,811
Federated Department Stores, Inc.	38,676	1,604,667
J.C. Penney Co., Inc.	16,569	1,346,066
Kohl’s Corp. *	24,084	1,707,796
Nordstrom, Inc.	16,848	938,602
Sears Holdings Corp. *	6,120	1,081,098
Target Corp.	63,253	3,881,204

		11,673,571

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 2.0%
AutoNation, Inc. *	11,016	$247,309
AutoZone, Inc. *	3,728	468,349
Bed, Bath & Beyond, Inc. *	20,818	878,311
Best Buy Co., Inc.	29,709	1,497,334
Circuit City Stores, Inc.	10,449	213,264
Gap, Inc.	38,804	743,873
Home Depot, Inc.	150,301	6,123,263
Limited Brands, Inc.	25,189	703,781
Lowe’s Cos.	112,147	3,780,475
Office Depot, Inc. *	20,504	766,644
OfficeMax, Inc.	5,485	264,871
RadioShack Corp.	10,003	221,066
Sherwin-Williams Co.	8,241	569,453
Staples, Inc.	53,219	1,368,793
Tiffany & Co.	9,968	391,344
TJX Companies, Inc.	33,516	991,068

		19,229,198

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	27,063	1,241,109
Jones Apparel Group, Inc.	8,120	277,379
Liz Claiborne, Inc.	7,548	335,131
Nike, Inc., Class B	13,848	1,368,321
VF Corp.	6,585	499,604

		3,721,544

CONSUMER STAPLES 9.3%
Beverages 2.1%
Anheuser-Busch Companies, Inc.	56,620	2,885,921
Brown-Forman Corp., Class B	5,801	380,488
Coca-Cola Co.	150,171	7,190,188
Coca-Cola Enterprises, Inc.	20,411	418,834
Constellation Brands, Inc., Class A *	15,472	382,777
Molson Coors Brewing Co., Class B	3,368	272,134
Pepsi Bottling Group, Inc.	10,081	318,862
PepsiCo, Inc.	120,932	7,889,604

		19,738,808

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	33,749	1,896,019
CVS Corp.	60,652	2,040,940
Kroger Co.	52,835	1,352,576
Safeway, Inc.	32,647	1,176,271
SUPERVALU, Inc.	15,162	575,853
Sysco Corp.	45,522	1,572,785

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing continued
Wal-Mart Stores, Inc.	181,105	$8,636,897
Walgreen Co.	73,899	3,347,625
Whole Foods Market, Inc.	10,526	454,618

		21,053,584

Food Products 1.1%
Archer Daniels Midland Co.	48,403	1,548,896
Campbell Soup Co.	16,040	617,219
ConAgra Foods, Inc.	37,525	964,768
Dean Foods Co. *	9,851	435,907
General Mills, Inc.	25,266	1,446,226
H.J. Heinz Co.	24,265	1,143,367
Hershey Co.	12,805	653,567
Kellogg Co.	18,482	910,608
McCormick & Co., Inc.	9,678	377,829
Sara Lee Corp.	55,001	943,267
Tyson Foods, Inc., Class A	18,556	329,369
Wm. Wrigley Jr. Co.	16,166	832,872

		10,203,895

Household Products 2.2%
Clorox Co.	11,181	731,461
Colgate-Palmolive Co.	37,877	2,586,999
Kimberly-Clark Corp.	33,752	2,342,389
Procter & Gamble Co.	233,365	15,138,387

		20,799,236

Personal Products 0.1%
Avon Products, Inc.	32,739	1,125,894
Estee Lauder Companies, Inc., Class A	9,379	445,503

		1,571,397

Tobacco 1.6%
Altria Group, Inc.	154,353	13,488,909
Reynolds American, Inc.	12,626	814,377
UST, Inc.	11,849	680,606

		14,983,892

ENERGY 9.7%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	23,621	1,630,558
BJ Services Co.	21,589	597,152
ENSCO International, Inc.	11,184	568,930
Halliburton Co.	74,051	2,187,466
Nabors Industries, Ltd. *	22,046	667,553
National Oilwell Varco, Inc. *	12,925	783,772
Noble Corp.	9,985	748,376

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Rowan Companies, Inc.	8,133	$267,494
Schlumberger, Ltd.	86,770	5,509,027
Smith International, Inc.	14,684	582,661
Transocean, Inc.	21,534	1,666,086
Weatherford International, Ltd. *	25,018	1,010,227

		16,219,302

Oil, Gas & Consumable Fuels 8.0%
Anadarko Petroleum Corp.	33,858	1,481,287
Apache Corp.	24,260	1,770,252
Chesapeake Energy Corp.	30,629	906,925
Chevron Corp.	160,546	11,700,592
ConocoPhillips	121,204	8,049,158
Consol Energy, Inc.	13,449	463,049
Devon Energy Corp.	32,551	2,281,500
El Paso Corp.	51,949	806,248
EOG Resources, Inc.	17,931	1,239,570
Exxon Mobil Corp.	429,537	31,828,692
Hess Corp.	19,937	1,076,399
Kinder Morgan, Inc.	7,898	837,188
Marathon Oil Corp.	25,888	2,338,722
Murphy Oil Corp.	13,776	684,805
Occidental Petroleum Corp.	63,448	2,941,449
Peabody Energy Corp.	19,429	793,286
Spectra Energy Corp. *	46,240	1,207,776
Sunoco, Inc.	9,067	572,400
Valero Energy Corp.	44,527	2,416,925
Williams Cos.	43,918	1,185,347
XTO Energy, Inc.	26,949	1,360,116

		75,941,686

FINANCIALS 22.1%
Capital Markets 3.9%
Ameriprise Financial, Inc.	17,820	1,050,667
Bank of New York Co.	56,280	2,251,763
Bear Stearns Cos.	8,639	1,424,139
Charles Schwab Corp.	75,329	1,425,225
E*TRADE Financial Corp. *	31,443	766,580
Federated Investors, Inc., Class B	6,652	234,882
Franklin Resources, Inc.	12,277	1,462,313
Goldman Sachs Group, Inc. (p)	31,361	6,653,550
Janus Capital Group, Inc.	14,596	298,926
Legg Mason, Inc.	9,678	1,014,738
Lehman Brothers Holdings; Inc.	39,036	3,210,321
Mellon Financial Corp.	30,332	1,296,390
Merrill Lynch & Co., Inc.	65,101	6,090,850

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley	77,958	$6,454,143
Northern Trust Corp.	13,806	838,714
State Street Corp.	24,456	1,737,599
T. Rowe Price Group, Inc.	19,416	931,774

		37,142,574

Commercial Banks 4.1%
BB&T Corp.	39,838	1,683,554
Comerica, Inc.	11,699	693,751
Commerce Bancorp, Inc.	13,811	466,536
Compass Bancshares, Inc.	9,561	582,265
Fifth Third Bancorp	41,099	1,639,850
First Horizon National Corp.	9,166	399,638
Huntington Bancshares, Inc.	17,500	407,400
KeyCorp	29,575	1,128,878
M&T Bank Corp.	5,705	692,074
Marshall & Ilsley Corp.	18,788	884,163
National City Corp.	46,512	1,760,479
PNC Financial Services Group, Inc.	21,638	1,596,235
Regions Financial Corp.	53,693	1,946,908
SunTrust Banks, Inc.	26,081	2,167,331
Synovus Financial Corp.	23,934	764,213
U.S. Bancorp	129,459	4,608,740
Wachovia Corp. °	140,371	7,930,961
Wells Fargo & Co.	248,625	8,930,610
Zions Bancorp	7,875	667,957

		38,951,543

Consumer Finance 0.9%
American Express Co.	88,726	5,165,628
Capital One Financial Corp.	30,046	2,415,698
SLM Corp.	30,103	1,383,534

		8,964,860

Diversified Financial Services 5.7%
Bank of America Corp.	330,720	17,389,257
Chicago Mercantile Exchange Holdings, Inc., Class A	2,564	1,444,301
CIT Group, Inc.	14,604	861,052
Citigroup, Inc.	361,870	19,949,893
JPMorgan Chase & Co.	255,474	13,011,291
Moody’s Corp.	17,309	1,238,632

		53,894,426

Insurance 4.7%
ACE, Ltd.	23,976	1,385,333
AFLAC, Inc.	36,418	1,733,861
Allstate Corp.	46,024	2,768,804

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Ambac Financial Group, Inc.	7,813	$688,325
American International Group, Inc.	191,458	13,105,300
AON Corp.	22,806	817,823
Chubb Corp.	30,316	1,577,645
Cincinnati Financial Corp.	12,759	570,838
Genworth Financial, Inc., Class A	32,640	1,139,136
Hartford Financial Services Group, Inc.	23,341	2,215,294
Lincoln National Corp.	21,146	1,419,742
Loews Corp.	33,652	1,462,516
Marsh & McLennan Cos.	40,588	1,197,346
MBIA, Inc.	9,928	713,128
MetLife, Inc. (p)	55,988	3,477,975
Principal Financial Group, Inc.	19,867	1,224,006
Progressive Corp.	56,095	1,300,843
Prudential Financial, Inc.	35,129	3,131,048
SAFECO Corp.	7,751	496,142
St. Paul Travelers Companies, Inc.	50,817	2,584,044
Torchmark Corp.	7,223	469,423
UnumProvident Corp.	25,227	554,994
XL Capital, Ltd., Class A	13,298	917,562

		44,951,128

Real Estate Investment Trusts 1.3%
Apartment Investment & Management Co., Class A	7,106	445,049
Archstone-Smith Trust	16,083	1,016,606
AvalonBay Communities, Inc.	5,789	858,856
Boston Properties, Inc.	8,604	1,084,878
Equity Office Properties Trust	25,885	1,437,912
Equity Residential	21,514	1,210,808
Kimco Realty Corp.	16,646	825,642
Plum Creek Timber Co., Inc.	13,038	524,780
ProLogis	18,223	1,184,495
Public Storage, Inc.	9,023	981,341
Simon Property Group, Inc.	16,297	1,864,214
Vornado Realty Trust	9,510	1,163,548

		12,598,129

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A *	13,608	511,797
Realogy Corp. *	15,788	472,061

		983,858

Thrifts & Mortgage Finance 1.4%
Countrywide Financial Corp.	45,739	1,988,732
Fannie Mae	71,808	4,059,306
Freddie Mac	51,036	3,313,767

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance continued
MGIC Investment Corp.	6,114	$377,356
Sovereign Bancorp, Inc.	26,469	652,461
Washington Mutual, Inc.	69,611	3,103,955

		13,495,577

HEALTH CARE 12.2%
Biotechnology 1.3%
Amgen, Inc. *	85,909	6,045,416
Biogen Idec, Inc. *	24,828	1,200,186
Celgene Corp. *	27,429	1,472,389
Genzyme Corp. *	19,358	1,272,401
Gilead Sciences, Inc. *	33,864	2,178,133
MedImmune, Inc. *	17,617	610,605

		12,779,130

Health Care Equipment & Supplies 1.7%
Bausch & Lomb, Inc.	3,960	220,493
Baxter International, Inc.	48,198	2,393,513
Becton, Dickinson & Co.	18,164	1,397,538
Biomet, Inc.	18,037	764,047
Boston Scientific Corp. *	86,841	1,602,216
C.R. Bard, Inc.	7,584	625,832
Hospira, Inc. *	11,475	422,050
Medtronic, Inc.	84,776	4,531,277
St. Jude Medical, Inc. *	26,031	1,113,086
Stryker Corp.	21,890	1,355,867
Zimmer Holdings, Inc. *	17,575	1,480,166

		15,906,085

Health Care Providers & Services 2.4%
Aetna, Inc.	38,443	1,620,757
AmerisourceBergen Corp.	14,147	741,020
Cardinal Health, Inc.	29,827	2,130,244
Caremark Rx, Inc.	31,407	1,923,993
CIGNA Corp.	7,554	1,000,150
Coventry Health Care, Inc. *	11,736	604,991
Express Scripts, Inc. *	9,974	693,392
Health Management Associates, Inc., Class A	17,716	344,576
Humana, Inc. *	12,242	679,431
Laboratory Corporation of America Holdings *	9,235	678,218
Manor Care, Inc.	5,446	289,945
McKesson Corp.	21,797	1,215,183
Medco Health Solutions, Inc. *	21,610	1,279,528
Patterson Companies, Inc. *	10,233	384,863
Quest Diagnostics, Inc.	11,779	618,162

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Tenet Healthcare Corp. *	34,711	$245,060
UnitedHealth Group, Inc.	99,200	5,184,192
WellPoint, Inc. *	45,662	3,578,988

		23,212,693

Health Care Technology 0.1%
IMS Health, Inc.	14,614	421,760

Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	13,492	468,982
Millipore Corp. *	3,933	269,332
PerkinElmer, Inc.	9,056	216,166
Thermo Fisher Scientific, Inc. *	30,054	1,438,084
Waters Corp. *	7,474	423,701

		2,816,265

Pharmaceuticals 6.4%
Abbott Laboratories	113,036	5,990,908
Allergan, Inc.	11,323	1,321,507
Barr Pharmaceuticals, Inc. *	7,835	419,329
Bristol-Myers Co.	144,841	4,169,972
Eli Lilly & Co.	72,503	3,923,862
Forest Laboratories, Inc. *	23,325	1,308,766
Johnson & Johnson	213,525	14,263,470
King Pharmaceuticals, Inc. *	17,904	319,766
Merck & Co., Inc.	159,885	7,154,854
Mylan Laboratories, Inc.	15,606	345,517
Pfizer, Inc.	531,018	13,933,912
Schering-Plough Corp.	109,185	2,729,625
Watson Pharmaceuticals, Inc. *	7,546	205,402
Wyeth	99,179	4,900,435

		60,987,325

INDUSTRIALS 10.8%
Aerospace & Defense 2.4%
Boeing Co.	58,234	5,215,437
General Dynamics Corp.	29,800	2,328,870
Goodrich Corp.	9,188	450,396
Honeywell International, Inc.	60,132	2,747,431
L-3 Communications Holdings, Inc.	9,201	757,610
Lockheed Martin Corp.	26,223	2,548,613
Northrop Grumman Corp.	25,438	1,804,572
Raytheon Co.	32,745	1,699,466
Rockwell Collins Corp.	12,314	839,938
United Technologies Corp.	73,915	5,027,698

		23,420,031

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.8%
FedEx Corp.	22,582	$2,493,053
United Parcel Service, Inc., Class B	79,062	5,714,601

		8,207,654

Airlines 0.1%
Southwest Airlines Co.	58,315	880,557

Building Products 0.2%
American Standard Companies, Inc.	12,775	630,957
Masco Corp.	29,031	928,702

		1,559,659

Commercial Services & Supplies 0.6%
Allied Waste Industries, Inc. *	18,700	239,173
Avery Dennison Corp.	6,952	475,239
Cintas Corp.	10,051	413,599
Equifax, Inc.	9,215	382,699
Monster Worldwide, Inc. *	9,454	467,122
Pitney Bowes, Inc.	16,340	782,196
R.R. Donnelley & Sons Co.	15,966	592,338
Robert Half International, Inc.	12,341	502,279
Waste Management, Inc.	39,401	1,496,450

		5,351,095

Construction & Engineering 0.1%
Fluor Corp.	6,484	535,578

Electrical Equipment 0.5%
American Power Conversion Corp.	12,450	382,713
Cooper Industries, Inc., Class A	6,695	611,856
Emerson Electric Co.	59,091	2,657,322
Rockwell Automation, Inc.	12,533	767,145

		4,419,036

Industrial Conglomerates 3.9%
3M Co.	54,230	4,029,289
General Electric Co.	759,147	27,367,249
Textron, Inc.	9,238	860,704
Tyco International, Ltd.	146,470	4,669,464

		36,926,706

Machinery 1.5%
Caterpillar, Inc.	47,909	3,069,530
Cummins, Inc.	3,863	519,805
Danaher Corp.	17,454	1,292,643
Deere & Co.	17,027	1,707,468
Dover Corp.	15,036	745,786
Eaton Corp.	10,973	859,735

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
llinois Tool Works, Inc.	30,894	$1,575,285
Ingersoll-Rand Co., Ltd., Class A	22,580	968,230
ITT Corp.	13,602	811,359
Paccar, Inc.	18,287	1,222,852
Pall Corp.	9,015	313,361
Parker Hannifin Corp.	8,684	718,688
Terex Corp. *	7,490	426,106

		14,230,848

Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	26,454	2,125,843
CSX Corp.	32,049	1,179,083
Norfolk Southern Corp.	29,229	1,451,220
Ryder System, Inc.	4,472	243,903
Union Pacific Corp.	19,864	2,006,264

		7,006,313

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	5,386	418,223

INFORMATION TECHNOLOGY 15.0%
Communications Equipment 2.6%
ADC Telecommunications, Inc. *	8,634	139,353
Avaya, Inc. *	33,443	429,074
Ciena Corp. *	6,219	174,692
Cisco Systems, Inc. *	447,229	11,891,819
Corning, Inc. *	115,204	2,400,851
JDS Uniphase Corp. *	15,546	276,408
Juniper Networks, Inc. *	41,665	754,970
Motorola, Inc.	178,036	3,534,014
QUALCOMM, Inc.	121,703	4,583,335
Tellabs, Inc. *	32,535	327,627

		24,512,143

Computers & Peripherals 3.8%
Apple Computer, Inc. *	62,636	5,369,784
Dell, Inc. *	167,294	4,056,880
EMC Corp. *	162,197	2,269,136
Hewlett-Packard Co.	201,712	8,730,095
International Business Machines Corp.	110,936	10,999,305
Lexmark International, Inc., Class A *	7,212	454,572
NCR Corp. *	13,124	621,946
Network Appliance, Inc. *	27,532	1,035,203
QLogic Corp. *	11,610	212,463
SanDisk Corp. *	16,573	666,235
Sun Microsystems, Inc. *	259,200	1,721,088

		36,136,707

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc. *	30,097	$963,104
Jabil Circuit, Inc.	13,602	326,312
Molex, Inc.	10,441	306,861
Sanmina-SCI Corp. *	39,241	137,344
Solectron Corp. *	67,353	218,897
Tektronix, Inc.	6,075	171,740

		2,124,258

Internet Software & Services 1.4%
eBay, Inc. *	85,216	2,760,146
Google, Inc., Class A *	15,783	7,912,018
VeriSign, Inc. *	18,053	431,467
Yahoo!, Inc. *	90,157	2,552,345

		13,655,976

IT Services 1.1%
Affiliated Computer Services, Inc., Class A *	7,285	356,892
Automatic Data Processing, Inc.	40,550	1,935,046
Cognizant Technology Solutions Corp., Class A *	10,442	890,598
Computer Sciences Corp. *	12,647	663,462
Convergys Corp. *	10,148	264,254
Electronic Data Systems Corp.	38,091	1,002,174
Fidelity National Information Services, Inc.	11,922	506,923
First Data Corp.	56,398	1,402,054
Fiserv, Inc. *	12,754	670,478
Paychex, Inc.	24,935	997,649
Sabre Holdings Corp., Class A	9,749	314,990
Unisys Corp. *	25,377	218,750
Western Union Co.	56,446	1,261,004

		10,484,274

Office Electronics 0.1%
Xerox Corp. *	71,089	1,222,731

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	40,402	628,251
Altera Corp. *	26,649	534,312
Analog Devices, Inc.	25,187	824,874
Applied Materials, Inc.	102,288	1,813,566
Broadcom Corp., Class A *	34,537	1,102,421
Intel Corp.	424,641	8,900,475
KLA-Tencor Corp.	14,662	721,810
Linear Technology Corp.	22,017	681,426
LSI Logic Corp. *	29,504	277,338
Maxim Integrated Products, Inc.	23,617	727,404
Micron Technology, Inc. *	55,559	719,489
National Semiconductor Corp.	21,251	491,536

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Novellus Systems, Inc. *	9,103	$280,645
NVIDIA Corp. *	26,184	802,540
PMC-Sierra, Inc. *	15,452	97,348
Teradyne, Inc. *	13,976	208,242
Texas Instruments, Inc.	109,282	3,408,506
Xilinx, Inc.	24,762	601,717

		22,821,900

Software 3.4%
Adobe Systems, Inc. *	42,961	1,669,894
Autodesk, Inc. *	17,064	746,038
BMC Software, Inc. *	15,104	519,427
CA, Inc.	30,246	742,539
Citrix Systems, Inc. *	13,299	421,179
Compuware Corp. *	25,941	232,691
Electronic Arts, Inc. *	22,719	1,135,950
Intuit, Inc. *	25,677	807,542
Microsoft Corp.	637,094	19,660,721
Novell, Inc. *	24,967	181,011
Oracle Corp. *	294,621	5,055,696
Symantec Corp. *	69,081	1,223,424

		32,396,112

MATERIALS 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	16,227	1,211,508
Ashland, Inc.	4,210	292,806
Dow Chemical Co.	70,346	2,922,173
E.I. DuPont de Nemours & Co.	67,740	3,357,194
Eastman Chemical Co.	6,060	354,874
Ecolab, Inc.	13,132	576,495
Hercules, Inc. *	8,363	163,998
International Flavors & Fragrances, Inc.	5,746	278,566
Monsanto Co.	40,012	2,204,261
PPG Industries, Inc.	12,171	806,816
Praxair, Inc.	23,780	1,499,567
Rohm & Haas Co.	10,456	544,339
Sigma-Aldrich Corp.	9,712	368,570

		14,581,167

Construction Materials 0.1%
Vulcan Materials Co.	6,954	708,195

Containers & Packaging 0.2%
Ball Corp.	7,673	355,414
Bemis Co., Inc.	7,721	261,819
Pactiv Corp. *	9,800	317,912

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging continued
Sealed Air Corp.	5,937	$391,248
Temple-Inland, Inc.	7,879	393,477

		1,719,870

Metals & Mining 0.9%
Alcoa, Inc.	63,858	2,062,613
Allegheny Technologies, Inc.	7,418	767,689
Freeport-McMoRan Copper & Gold, Inc., Class B	14,503	834,068
Newmont Mining Corp.	33,157	1,495,381
NuCor Corp.	22,250	1,436,015
Phelps Dodge Corp.	15,023	1,856,843
United States Steel Corp.	8,725	728,450

		9,181,059

Paper & Forest Products 0.3%
International Paper Co.	33,506	1,129,152
MeadWestvaco Corp.	13,344	402,188
Weyerhaeuser Co.	17,420	1,306,500

		2,837,840

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	461,007	17,347,676
CenturyTel, Inc.	8,454	379,077
Citizens Communications Co.	23,706	347,530
Embarq Corp.	11,009	611,110
Qwest Communications International, Inc. *	118,428	965,188
Verizon Communications, Inc.	215,010	8,282,185
Windstream Corp.	35,113	522,481

		28,455,247

Wireless Telecommunication Services 0.6%
Alltel Corp.	27,516	1,686,456
Sprint Nextel Corp.	213,197	3,801,302

		5,487,758

UTILITIES 3.4%
Electric Utilities 1.7%
Allegheny Energy, Inc. *	12,171	566,195
American Electric Power Co., Inc.	29,132	1,268,116
Consolidated Edison, Inc.	18,912	913,071
Edison International	23,995	1,079,295
Entergy Corp.	15,234	1,414,477
Exelon Corp.	49,413	2,964,286
FirstEnergy Corp.	23,508	1,394,730
FPL Group, Inc.	29,771	1,686,527
Pinnacle West Capital Corp.	7,353	358,753

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
PPL Corp.	28,101	$1,000,396
Progress Energy, Inc.	18,721	889,996
Southern Co.	54,700	1,998,191

		15,534,033

Gas Utilities 0.1%
Nicor, Inc.	3,293	149,831
Peoples Energy Corp.	2,833	123,377
Questar Corp.	6,324	513,509

		786,717

Independent Power Producers & Energy Traders 0.4%
AES Corp. *	48,915	1,016,943
Constellation Energy Group, Inc.	13,257	961,795
Dynegy, Inc., Class A *	27,878	196,540
TXU Corp.	33,821	1,829,040

		4,004,318

Multi-Utilities 1.2%
Ameren Corp.	15,190	806,741
CenterPoint Energy, Inc.	23,039	397,653
CMS Energy Corp.	16,381	273,399
Dominion Resources, Inc.	26,050	2,161,108
DTE Energy Co.	13,106	607,725
Duke Energy Corp.	92,479	1,820,912
KeySpan Corp.	12,909	526,687
NiSource, Inc.	20,106	478,523
PG&E Corp.	25,688	1,199,116
Public Service Enterprise Group, Inc.	18,574	1,245,015
Sempra Energy	19,308	1,107,893
TECO Energy, Inc.	15,407	261,303
Xcel Energy, Inc.	29,965	699,083

		11,585,158

Total Common Stocks (cost $480,829,801)		951,141,814

SHORT-TERM INVESTMENTS 1.8%
REPURCHASE AGREEMENTS ^ 1.3%
Lehman Brothers, Inc., 5.35%, dated 01/31/2007, maturing 02/01/2007,
maturity value $8,001,189 (1) (p)(p)	8,000,000	8,000,000
Merrill Lynch & Co., Inc., 5.35%, dated 01/31/2007, maturing 02/01/2007,
maturity value $1,000,149 (2) (p)(p)	1,000,000	1,000,000
Nomura Securities International, Inc., 5.36%, dated 01/31/2007,
maturing 02/01/2007, maturity value $3,000,447 (3) (p)(p)	3,000,000	3,000,000

		12,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS continued
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
4.95%, 04/12/2007 ƒ †	500,000	$495,188
4.99%, 04/26/2007 ƒ †	200,000	197,671

		692,859

MUTUAL FUND SHARES 0.4%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.25% q (p)(p)	36,677	36,677
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	4,200,278	4,200,278

		4,236,955

Total Short-Term Investments (cost $16,929,814)		16,929,814

Total Investments (cost $497,759,615) 101.6%		968,071,628
Other Assets and Liabilities (1.6%)		(15,461,793)

Net Assets 100.0%		$952,609,835

*          Non-income producing security

(p)        All or a portion of this security is on loan.

°          Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,439,590 at January 31, 2007. The Fund earned $136,240 of income from Wachovia Corporation during the six months ended January 31, 2007, which is included in income from affiliates.

(p)(p)   Represents investment of cash collateral received from securities on loan.

ƒ       All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

†       Rate shown represents the yield to maturity at date of purchase. q Rate shown is the 7-day annualized yield at period end.

ø        Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

^       Collateralized by:

         (1)    $1,768,800 FHLMC, 4.00%, 5/1/2034, value including accrued interest is $1,360,599; $207,200 FNMA, 4.50%, 11/1/2019, value including accrued interest is $149,463; $7,084,889 FNMA, 6.00%, 1/1/2036, value including accrued interest is $6,650,217.

        (2)    $50,000 Dresdner Funding Trust, 8.15%, 6/30/2031, value including accrued interest is $59,592; $97,920 Genworth Financial, Inc., 6.15%, 11/15/2066, value including accrued interest is $98,507; $150,000 Johnson Controls, Inc., 5.50%, 1/15/2016, value including accrued interest is $145,660; $180,000 Reed Elsevier Capital, 5.69%, 6/15/2010, value including accrued interest is $180,373; $100,000 Schering-Plough Corp., 6.50%, 12/1/2033, value including accrued interest is $107,343; $237,500 Textron Financial Corp., 5.46%, 9/29/2009, value including accrued interest is $238,713; $197,800 United Utilities plc, 5.375%, 2/1/2019, value including accrued interest is $189,814.

        (3)    $468,600 Banc of America Funding Corp., Ser. 2006-H, Class 2A4, 6.14%, 9/20/2046, value including accrued interest is $417,776; $135,840 Banc of America Funding Corp., Ser. 2006-H, Class 3A4, 6.24%, 9/20/2046, value including accrued interest is $129,151; $240,000 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2001-26, Class DB1, 7.49%, 11/25/2031, value including accrued interest is $88,133; $108,735 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-11, Class 7A2, 6.00%, 12/25/2035, value including accrued interest is $86,404; $131,940 GSR Mtge. Loan Trust, Ser. 2006-5F, Class 3A2, 6.50%, 6/25/2036, value including accrued interest is $117,362; $149,460 GSR Mtge. Loan Trust, Ser. 2006-AR2, Class 2A2, 5.47%, 4/25/2036, value including accrued interest is $116,504; $375,000 Harborview Mtge. Loan Trust, Ser. 2005-16, Class 2A1B, 5.65%, 1/19/2036, value including accrued interest is $209,197; $176,970 Merrill Lynch Mtge. Investors Trust, Ser. 2006-A3, Class 4A2, 6.25%, 5/25/2036, value including accrued interest is $168,398; $196,592 Residential Accredit Loans, Inc., Ser. 2006-Q01, Class 3A1, 5.59%, 2/25/2046, value including accrued interest is $168,708; $39,453 Residential Asset Securitization Trust, Ser. 2006-A8, Class 2A8, 6.50%, 8/25/2036, value including accrued interest is $39,788; $64,770 Structured Adjustable Rate Mtge. Loan Trust, Ser. 2006-10, Class 3A4, 6.53%, 11/25/2036, value including accrued interest is $65,261; $1,919,130 Taylor, Bean & Whitaker Mtge. Backed Pass Through Cert., Ser. 2006-2, Class 2A1, 6.50%, 7/25/2036, value including accrued interest is $1,344,555; $135,000 Washington Mutual Mtge. Pass-Through Cert., Ser. 2006-AR5, Class 4A1B, 5.60%, 7/25/2046, value including accrued interest is $108,763.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

The following table shows the percent of total long-term investments by sector as of January 31, 2007:

Financials	22.2%
Information Technology	15.0%
Health Care	12.2%
Industrials	10.9%
Consumer Discretionary	10.8%
Energy	9.6%
Consumer Staples	9.3%
Telecommunication Services	3.5%
Utilities	3.4%
Materials	3.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $490,119,747)
including $11,734,180 of securities loaned	$955,940,389
Investments in affiliates, at value (cost $7,639,868)	12,131,239

Total investments	968,071,628
Cash	21,288
Receivable for securities sold	358,985
Receivable for Fund shares sold	585,210
Dividends receivable	914,289
Receivable for daily variation margin on open futures contracts	20,276
Receivable for securities lending income	1,207
Prepaid expenses and other assets	16,291

Total assets	969,989,174

Liabilities
Payable for Fund shares redeemed	5,223,167
Payable for securities on loan	12,036,677
Advisory fee payable	649
Distribution Plan expenses payable	10,509
Due to other related parties	27,947
Accrued expenses and other liabilities	80,390

Total liabilities	17,379,339

Net assets	$952,609,835

Net assets represented by
Paid-in capital	$522,757,646
Undistributed net investment income	596,331
Accumulated net realized losses on investments	(41,103,141)
Net unrealized gains on investments	470,358,999

Total net assets	$952,609,835

Net assets consists of
Class A	$263,967,294
Class B	131,856,812
Class C	184,289,281
Class I	361,990,415
Class IS	10,506,033

Total net assets	$952,609,835

Shares outstanding (unlimited number of shares authorized)
Class A	4,907,839
Class B	2,465,089
Class C	3,441,422
Class I	6,724,574
Class IS	195,312

Net asset value per share
Class A	$53.78
Class A — Offering price (based on sales charge of 4.75%)	$56.46
Class B	$53.49
Class C	$53.55
Class I	$53.83
Class IS	$53.79

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2007 (unaudited)

Investment income
Dividends	$8,194,882
Income from affiliates	353,408
Interest	22,855
Securities lending	16,521

Total investment income	8,587,666

Expenses
Advisory fee	1,404,714
Distribution Plan expenses
Class A	323,048
Class B	691,128
Class C	907,573
Class IS	19,745
Administrative services fee	437,232
Transfer agent fees	702,957
Trustees’ fees and expenses	6,548
Printing and postage expenses	58,464
Custodian and accounting fees	126,573
Registration and filing fees	19,404
Professional fees	21,437
Interest expense	1,304
Other	51,613

Total expenses	4,771,740
Less: Expense reductions	(8,865)
Fee waivers and expense reimbursements	(1,439,506)

Net expenses	3,323,369

Net investment income	5,264,297

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	12,491,777
Futures contracts	1,060,538

Net realized gains on investments	13,552,315
Net change in unrealized gains or losses on investments	88,995,978

Net realized and unrealized gains or losses on investments	102,548,293

Net increase in net assets resulting from operations	$107,812,590

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2007		Year Ended
	(unaudited)		July 31, 2006

Operations
Net investment income		$5,264,297		$10,597,024
Net realized gains on investments		13,552,315		34,660,669
Net change in unrealized gains or losses
on investments		88,995,978		(2,331,499)

Net increase in net assets resulting from
operations		107,812,590		42,926,194

Distributions to shareholders from
Net investment income
Class A		(1,701,191)		(3,304,505)
Class B		(381,279)		(970,165)
Class C		(521,451)		(1,121,165)
Class I		(2,114,995)		(4,571,153)
Class IS		(105,250)		(193,865)

Total distributions to shareholders		(4,824,166)		(10,160,853)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	410,102	21,095,871	759,541	35,676,446
Class B	38,309	1,940,648	115,086	5,375,983
Class C	98,703	5,052,333	275,987	12,887,334
Class I	1,855,896	98,465,535	643,177	30,376,900
Class IS	972	49,481	18,144	870,854

		126,603,868		85,187,517

Net asset value of shares issued in
reinvestment of distributions
Class A	29,837	1,530,872	63,585	2,990,885
Class B	6,500	332,226	18,289	855,933
Class C	6,486	332,458	15,726	737,178
Class I	19,843	1,017,704	42,704	2,009,146
Class IS	1,922	98,627	3,824	179,979

		3,311,887		6,773,121

Automatic conversion of Class B shares
to Class A shares
Class A	219,317	11,154,464	415,312	19,885,915
Class B	(220,571)	(11,154,464)	(417,733)	(19,885,915)

		0		0

Payment for shares redeemed
Class A	(813,069)	(41,833,233)	(1,933,003)	(91,246,115)
Class B	(332,007)	(16,771,207)	(801,206)	(37,451,889)
Class C	(315,400)	(16,022,933)	(965,044)	(45,265,800)
Class I	(500,267)	(25,782,387)	(2,407,780)	(114,333,282)
Class IS	(122,611)	(6,569,779)	(32,355)	(1,513,954)

		(106,979,539)		(289,811,040)

Net increase (decrease) in net assets
resulting from capital share transactions		22,936,216		(197,850,402)

Total increase (decrease) in net assets		125,924,640		(165,085,061)
Net assets
Beginning of period		826,685,195		991,770,256

End of period	$ 952,609,835		$ 826,685,195

Undistributed net investment income		$596,331		$156,200

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Equity Index Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.25% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2007 EIMC voluntary waived its advisory fee in the amount of $1,404,714 and reimbursed other expenses in the amount of $34,792.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliates on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund’s average daily net assets

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and Class IS shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2007, EIS received $8,602 from the sale of Class A shares and $136,925 and $2,535 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $106,457,573 and $74,049,744, respectively, for the six months ended January 31, 2007.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At January 31, 2007, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	January 31, 2007	Gain

March 2007	11 S&P 500 Index	$3,921,265	$3,968,251	$46,986

During the six months ended January 31, 2007, the Fund loaned securities to certain brokers. At January 31, 2007, the value of securities on loan and the value of collateral amounted to $11,734,180 and $12,036,677, respectively.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $505,534,606. The gross unrealized appreciation and depreciation on securities based on tax cost was $493,453,443 and $30,916,421, respectively, with a net unrealized appreciation of $462,537,022.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2007 the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ended January 31, 2007, the Fund had average borrowings outstanding of $22,371 (on an annualized basis) at a rate of 5.83% and paid interest of $1,304.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts,

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

12. SUBSEQUENT DISTRIBUTIONS

On March 15, 2007, the Fund declared distributions from net investment income to shareholders of record on March 14, 2007. The per share amounts payable on March 16, 2007 are as follows:

Net
Investment
Income

Class A	$0.1754
Class B	0.0732
Class C	0.0762
Class I	0.2090
Class IS	0.1700

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Equity Index Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but

ADDITIONAL INFORMATION (unaudited) continued

considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

565220 rv4 3/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 30, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: March 30, 2007